Other Intangible Assets - Summary of Carrying Amounts of Each Class of Other Intangible Assets (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 27,711,771
Additions	1,069,866	$ 38,568	$ 982,655	$ 1,350,908
Amortization expense	4,054,120	146,147	3,733,377	3,576,606
Ending balance	24,563,707	885,498	27,711,771
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	40,355,771	1,454,787	36,993,875	36,988,694
Additions	1,233,019	44,449	982,655	1,350,908
Disposals or derecognization	(324,321)	(11,692)	(70,007)	(2,045,396)
Disposal of subsidiaries	(801,642)	(28,899)	(38,125)
Acquisition through business combinations	622	23	2,567,342	752,548
Effect of foreign currency exchange differences	(258,383)	(9,315)	(79,969)	(52,879)
Ending balance	40,205,066	1,449,353	40,355,771	36,993,875
Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	12,644,000	455,803	7,969,483	6,150,661
Amortization expense	4,054,120	146,147	3,733,377	3,576,606
Disposals or derecognization	(310,285)	(11,185)	(52,389)	(2,038,462)
Disposal of subsidiaries	(634,693)	(22,880)	(10,688)
Acquisition through business combinations	222	8	1,026,187	321,187
Effect of foreign currency exchange differences	(112,005)	(4,038)	(21,970)	(40,509)
Ending balance	15,641,359	563,855	12,644,000	7,969,483
Customer relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	9,120,300
Ending balance	7,990,956	288,066	9,120,300
Customer relationships [Member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	11,890,283	428,633	11,000,001	11,915,636
Disposals or derecognization	(102,637)	(3,700)		(915,635)
Acquisition through business combinations			885,565
Effect of foreign currency exchange differences	(83,041)	(2,994)	4,717
Ending balance	11,704,605	421,939	11,890,283	11,000,001
Customer relationships [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,769,983	99,855	1,666,668	1,548,839
Amortization expense	1,049,759	37,843	1,000,000	1,033,464
Disposals or derecognization	(102,637)	(3,700)		(915,635)
Acquisition through business combinations			102,768
Effect of foreign currency exchange differences	(3,456)	(125)	547
Ending balance	3,713,649	133,873	2,769,983	1,666,668
Computer software [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,795,873
Ending balance	2,779,723	100,206	2,795,873
Computer software [Member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	6,966,449	251,134	4,606,878	4,401,045
Additions	1,193,060	43,009	951,439	1,358,533
Disposals or derecognization	(150,670)	(5,432)	(55,413)	(1,123,446)
Disposal of subsidiaries	(789,998)	(28,479)	(38,125)
Acquisition through business combinations	622	23	1,567,508	19,944
Effect of foreign currency exchange differences	(167,769)	(6,048)	(65,838)	(49,198)
Ending balance	7,051,694	254,207	6,966,449	4,606,878
Computer software [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,170,576	150,345	2,677,339	3,241,363
Amortization expense	971,190	35,010	729,330	583,300
Disposals or derecognization	(139,907)	(5,043)	(47,345)	(1,116,512)
Disposal of subsidiaries	(626,338)	(22,579)	(10,688)
Acquisition through business combinations	222	8	843,746	7,765
Effect of foreign currency exchange differences	(103,772)	(3,741)	(21,806)	(38,577)
Ending balance	4,271,971	154,000	4,170,576	2,677,339
Patents and acquired specific technology [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	15,720,213
Ending balance	13,730,404	494,968	15,720,213
Patents and acquired specific technology [Member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	21,319,179	768,536	21,318,696	20,588,356
Additions	2,000	72	171
Disposal of subsidiaries	(5,401)	(195)
Acquisition through business combinations				732,604
Effect of foreign currency exchange differences	(537)	(19)	312	(2,264)
Ending balance	21,315,241	768,394	21,319,179	21,318,696
Patents and acquired specific technology [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	5,598,966	201,837	3,600,173	1,332,687
Amortization expense	1,991,641	71,797	1,998,554	1,955,703
Disposal of subsidiaries	(5,288)	(191)
Acquisition through business combinations				313,422
Effect of foreign currency exchange differences	(482)	(17)	239	(1,639)
Ending balance	7,584,837	273,426	5,598,966	3,600,173
Others [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	75,385
Ending balance	62,624	2,258	75,385
Others [Member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	179,860	6,484	68,300	83,657
Additions	37,959	1,368	31,045	7,625
Disposals or derecognization	(71,014)	(2,560)	(14,594)	(6,315)
Disposal of subsidiaries	(6,243)	(225)
Acquisition through business combinations			114,269
Effect of foreign currency exchange differences	(7,036)	(254)	(19,160)	(1,417)
Ending balance	133,526	4,813	179,860	68,300
Others [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	104,475	3,766	25,303	27,772
Amortization expense	41,530	1,497	5,493	4,139
Disposals or derecognization	(67,741)	(2,442)	(5,044)	(6,315)
Disposal of subsidiaries	(3,067)	(110)
Acquisition through business combinations			79,673
Effect of foreign currency exchange differences	(4,295)	(155)	(950)	(293)
Ending balance	$ 70,902	$ 2,556	$ 104,475	$ 25,303